LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS - Deferred Financing Costs and Interest Expense, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2020	Feb. 23, 2019	Feb. 24, 2018
Debt Instrument [Line Items]
Amortization and write-off of deferred financing costs	$ 39.8	$ 42.7	$ 56.1
Line of credit | Asset-Based Loan Facility
Debt Instrument [Line Items]
Deferred financing costs	35.4	45.1
Secured debt | Term Loans
Debt Instrument [Line Items]
Amortization and write-off of deferred financing costs	$ 20.6	$ 12.9	$ 22.2